INTANGIBLE ASSETS—NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following as of December 31, 2025:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks and trade name	14	$439,121	$(99,355)	$339,766
Customer/distributor relationships	11	34,634	(7,795)	26,839
Tretinoin distribution and supply agreement	5	37,176	(24,942)	12,234
Formulations	8	25,303	(9,921)	15,382
Novaestiq distribution agreement	20	32,635	—	32,635
Patents	20	273	(31)	242
Total		$569,142	$(142,044)	$427,098
Intangible assets, net consisted of the following as of December 31, 2024:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks and trade name	14	$559,875	$(102,169)	$457,706
Customer/distributor relationships	11	36,000	(6,449)	29,551
Tretinoin distribution and supply agreement	5	38,900	(18,885)	20,015
Formulations	8	28,900	(9,943)	18,957
Patents	20	227	(18)	209
Total		$663,902	$(137,464)	$526,438

Schedule of Expected Amortization Expense
Expected amortization for each of the years between 2026 through 2030, and thereafter are as follows:
(In thousands)

Years ending December 31,
2026	$42,692
2027	39,820
2028	36,001
2029	36,001
2030	34,864
Thereafter	237,720
$427,098